Note 16 - Financial Assets and Liabilities - Gain (Loss) on Trading Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Realized gain (loss)	$ 12,920	$ 5,913
Unrealized gain (loss)	113	2,564
Total gain (loss)	13,033	8,477
Long position trading securities [member]
Statement Line Items [Line Items]
Realized gain (loss)	12,910	6,278
Unrealized gain (loss)		2,564
Total gain (loss)	12,910	8,842
Short position trading securities [member]
Statement Line Items [Line Items]
Realized gain (loss)	10	(365)
Unrealized gain (loss)	113
Total gain (loss)	$ 123	$ (365)